Deposits (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current assets
Total current deposits	$ 17,437	$ 15,675
Term deposits held against bank guarantees
Current assets
Total current deposits	3,601	3,796
Supplier deposits
Current assets
Total current deposits	$ 13,836	$ 11,879